Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
14.
Subsequent Events

May 2024 Convertible Notes

On July 12, 2024, the Company completed a second closing of the May 2024 Convertible Notes pursuant to which the Company issued May 2024 Convertible Notes in the aggregate principal amount of $2,175,500. The May 2024 Convertible Notes carry an interest rate of 10% per annum, have a maturity date of December 18, 2024. The terms of the May 2024 Convertible Notes provide for automatic conversion of the outstanding principal amount of the notes and all accrued and unpaid interest upon a business combination (as defined in the agreement) into the Company common stock at the Conversion Price. The Conversion Price is determined by reference to the purchase price payable in connection with such business combination, multiplied by 50%.

In consideration for its services in respect of the financing described above, the Company paid Paulson Investment Company, LLC (the “May 2024 Placement Agent”) the commission of $200,000. Further, upon conversion of the May 2024 Convertible Notes into Common Stock of the Company, the May 2024 Placement Agent will receive shares of restricted common stock of the Company equal to 4% of the total number of shares of common stock received upon conversion of May 2024 Convertible Notes on certain notes with a principal value of $2,500,000.

Former Employee Wage Claim

On August 14, 2024, the Company received from the California Labor Commissioner’s Office notice of a claim submitted by a former employee seeking recovery of unpaid wages, statutory liquidated damages and waiting time penalties in the total amount of approximately $32,800. The Labor Commissioner’s Office has scheduled a settlement conference to be held on November 19, 2024. The Company’s management is currently investigating the claimant’s allegations to determine if an amount or range of amounts of losses related to the claim is probable and reasonably estimable.

15.
Subsequent Events

The Company did not identify any subsequent events that require adjustment or disclosure in the consolidated financial statements, other than what has already been disclosed in the notes to the consolidated financial statements and below.

In January and February 2024, the Company completed additional closes of the December 2023 Convertible Notes pursuant to which (i) the Company issued new notes with the principal amount of $738,000 and (ii) $240,000 of April 2023 Convertible Notes were exchanged for December 2023 Convertible Notes.

In January 2024, we received proceeds from a Senior Secured Promissory Note (the “Secured Note”) in the amount of $750,000 from our founder and director, Hoyoung Huh (the “Key Company Stockholder”). In accordance with the terms of the Secured Note, the Company, together with its subsidiaries, also entered into a Security Agreement with Dr. Huh (the “Security Agreement”). The Secured Note has a maturity date on January 23, 2025 and carries an interest rate of 15% per annum. As security for payment of the Secured Note, the Security Agreement grants and assigns to Dr. Huh a security interest in all of the assets of the Company and its subsidiaries.

In May 2024, the Company entered into a secured convertible promissory note agreement pursuant to which the Company issued convertible notes in the aggregate principal amount of $1,324,500 (the “May 2024 Convertible Notes”).

In July 2024, the Company completed a final closing of the May 2024 Convertible Notes and entered into a secured convertible promissory note agreement pursuant to which the Company issued convertible notes in the aggregate principal amount of $2,175,000 (the “May 2024 Convertible Notes”).

The May 2024 Convertible Notes carry an interest rate of 10% per annum, have a maturity date of December 18, 2024. The terms of the May 2024 Convertible Notes provide for automatic conversion of the outstanding principal amount of the notes and all accrued and unpaid interest upon a business combination (as defined in the agreement) into the Company common stock at the Conversion Price. The Conversion Price is determined by reference to the purchase price payable in connection with such business combination, multiplied by 50%, where the price per share of the common stock is determined by reference to the 30-day volume weighted average price of our common stock on the public exchange immediately prior to conversion. In conjunction with the May 2024 Convertible Notes, we entered into the Security Agreement which grants and assigns the May 2024 convertible note holders a senior security interest in all of the assets of the Company and its subsidiaries.

In consideration for its services in respect of the financing described above, the Company paid Paulson Investment Company, LLC (the “May 2024 Placement Agent”) the commission of $200,000. Further, upon conversion of the May 2024 Convertible Notes into Common Stock of the Company, the May 2024 Placement Agent will receive shares of restricted common stock of the Company equal to 4% of the total number of shares of common stock received upon conversion of May 2024 Convertible Notes on certain notes with a principal value of $2,500,000.